Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0001855129
Registrant Name	GH Research PLC
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A